12. INCOME TAXES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current	¥ 91,762	¥ 38,860	¥ 42,821
Deferred	12,042	(39,738)	(34,287)
Total	¥ 103,804	¥ (878)	¥ 8,534